Condensed Financial Information of Registrant - Condensed Balance Sheets (Details) - USD ($)		Mar. 31, 2021		Dec. 31, 2020		Oct. 14, 2020	Jul. 09, 2020	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents		$ 39,940		$ 259,714
Operating lease right-of-use assets				116,858,000					$ 101,446,000
Total assets		805,817,385		806,077,995
Liabilities:
Operating lease liabilities				139,796,000					124,745,000
TOTAL LIABILITIES		187,773,749		127,639,700		$ 72,504,111
Temporary Equity
Redeemable preferred stock		613,043,629		673,438,294		729,204,680	$ 0
Permanent deficit:
Additional paid-in capital		121,162,126		60,768,065		$ 5,002,237
Accumulated deficit		(116,166,052)		(55,771,393)
Total Permanent Equity		5,000,007		5,000,001			$ 0
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT EQUITY		$ 805,817,385		$ 806,077,995
Redeemable preferred stock, shares outstanding (in shares)		61,301,540		67,342,389			0
Social Finance, Inc.
Assets
Cash and cash equivalents		$ 351,283,000		$ 872,582,000				$ 867,130,000	499,486,000		$ 325,114,000
Restricted cash and restricted cash equivalents		347,284,000	[1]	450,846,000	[1],[2]			243,109,000	190,720,000	[2]	211,889,000
Securitization investments		462,109,000		496,935,000					653,952,000
Equity method investments		0		107,534,000					104,049,000
Operating lease right-of-use assets		116,553,000		116,858,000					101,446,000
Related party notes receivable		0		17,923,000					9,174,000
Other assets		139,126,000	[3]	136,076,000	[3],[4]				53,748,000	[4]
Total assets		7,382,237,000		8,563,499,000					7,289,160,000
Liabilities:
Accounts payable, accruals and other liabilities		421,061,000		452,909,000	[2]				103,590,000	[2]
Operating lease liabilities		138,822,000		139,796,000					124,745,000
Debt		3,827,424,000	[1]	4,798,925,000	[1],[2]				4,688,378,000	[2]
TOTAL LIABILITIES		4,502,189,000		5,509,928,000					5,188,491,000
Temporary Equity
Redeemable preferred stock		3,173,686,000	[5]	3,173,686,000	[5],[6]			2,439,731,000	2,439,731,000	[6]	1,890,554,000	$ 1,890,554,000
Permanent deficit:
Common stock		0	[7]	0	[7],[8]				0	[8]
Additional paid-in capital		583,349,000		579,228,000					135,517,000
Accumulated other comprehensive loss		(246,000)		(166,000)					(21,000)
Accumulated deficit		(876,741,000)		(699,177,000)					(474,558,000)
Total Permanent Equity		(293,638,000)		(120,115,000)				$ (441,032,000)	(339,062,000)		$ (68,422,000)	$ 140,129,000
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT EQUITY		$ 7,382,237,000		$ 8,563,499,000					$ 7,289,160,000
Redeemable preferred stock, shares authorized (in shares)		311,842,666		311,842,666					254,842,666
Redeemable preferred stock, shares issued (in shares)				256,459,941					218,814,230
Redeemable preferred stock, shares outstanding (in shares)		256,459,941		256,459,941				218,814,230	218,814,230		199,355,696	199,355,696
Common stock, shares authorized (in shares)		452,815,616		452,815,616					395,815,616
Common stock, shares issued (in shares)		68,291,780		66,034,174					39,614,844
Common stock, shares outstanding (in shares)		68,291,780		66,034,174					39,614,844
Redemption amount		$ 3,210,470,000		$ 3,210,470,000					$ 2,476,891,000
Social Finance, Inc. | Nonvoting Common Stock
Permanent deficit:
Common stock, shares authorized (in shares)		5,000,000		5,000,000					5,000,000
Common stock, shares issued (in shares)		1,380,852		1,380,852					1,380,852
Common stock, shares outstanding (in shares)		1,380,852		1,380,852					1,380,852
Social Finance, Inc. | Parent Company
Assets
Cash and cash equivalents				$ 451,510,000					$ 49,522,000
Restricted cash and restricted cash equivalents				142,457,000					5,930,000
Intercompany receivables				71,852,000					301,924,000
Investments in subsidiaries and VIEs	[9]			3,054,120,000					1,711,181,000
Securitization investments				496,935,000					653,952,000
Equity method investments				107,534,000					102,946,000
Operating lease right-of-use assets				107,329,000					96,588,000
Related party notes receivable				17,923,000					9,174,000
Other assets				139,792,000					111,044,000
Total assets				4,589,452,000					3,042,261,000
Liabilities:
Accounts payable, accruals and other liabilities				243,357,000					54,003,000
Operating lease liabilities				128,319,000					118,525,000
Debt				1,164,205,000					769,064,000
TOTAL LIABILITIES				1,535,881,000					941,592,000
Temporary Equity
Redeemable preferred stock	[10]			3,173,686,000					2,439,731,000
Permanent deficit:
Common stock	[11]			0					0
Additional paid-in capital				579,228,000					135,517,000
Accumulated other comprehensive loss				(166,000)					(21,000)
Accumulated deficit				(699,177,000)					(474,558,000)
Total Permanent Equity				(120,115,000)					(339,062,000)
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT EQUITY				$ 4,589,452,000					$ 3,042,261,000
Redeemable preferred stock, shares authorized (in shares)				311,842,666					254,842,666
Redeemable preferred stock, shares issued (in shares)				256,459,941					218,814,230
Redeemable preferred stock, shares outstanding (in shares)				256,459,941					218,814,230
Common stock, shares authorized (in shares)				452,815,616					395,815,616
Common stock, shares issued (in shares)				66,034,174					39,614,844
Common stock, shares outstanding (in shares)				66,034,174					39,614,844
Redemption amount				$ 3,210,470,000					$ 2,476,891,000
Social Finance, Inc. | Parent Company | Nonvoting Common Stock
Permanent deficit:
Common stock, shares authorized (in shares)				5,000,000					5,000,000
Common stock, shares issued (in shares)				1,380,852					1,380,852
Common stock, shares outstanding (in shares)				1,380,852					1,380,852

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.
[3]	Other assets includes accounts receivable, net, of $39,857 and $32,374 as of March 31, 2021 and December 31, 2020, respectively, with allowance for credit losses on accounts receivable of $919 and $562, respectively.
[4]	Other assets includes accounts receivable, net, of $32,374 and $12,145 as of December 31, 2020 and 2019, respectively, with allowance for credit losses of $562 and $0, respectively.
[5]	Redemption amounts are $3,210,470 and $3,210,470 as of March 31, 2021 and December 31, 2020, respectively.
[6]	Redemption amounts are $3,210,470 and $2,476,891 as of December 31, 2020 and 2019, respectively.
[7]	Includes 5,000,000 non-voting common shares authorized and 1,380,852 non-voting common shares issued and outstanding as of March 31, 2021 and December 31, 2020. See Note 10 for additional information.
[8]	Includes 5,000,000 non-voting common shares authorized and 1,380,852 non-voting common shares issued and outstanding as of December 31, 2020 and 2019. See Note 11 for additional information.
[9]	See Note 5 to the Notes to Consolidated Financial Statements for information on VIEs.
[10]	Redemption amounts are $3,210,470 and $2,476,891 at December 31, 2020 and 2019, respectively.
[11]	Includes 5,000,000 non-voting common shares authorized and 1,380,852 non-voting common shares issued and outstanding as of December 31, 2020 and 2019. See Note 11 to the Notes to Consolidated Financial Statements for additional information.